Income Taxes - Summary of Reconciliation of Net Deferred Income Tax Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ (2,453)	$ (2,428)
Income tax recovery recognized in net income from continuing operations	273	19	$ (203)
Reclassified as held for sale	36
Income tax charge recognized in OCI	(43)	(48)
Other		4
Balance, end of year	$ (2,187)	$ (2,453)	$ (2,428)